Revenue from contracts with customers - Revenue streams - Parenthetical (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intersegment Transaction
Revenue From Contract With Customer Excluding Assessed Tax	$ 3.8	$ 3.2	$ 3.3